Debt Facilities - Future Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder of 2022	$ 887
2022	1,325	$ 1,250
2023	1,159	1,298
2024	746	1,132
2025	339	719
2026		312
Thereafter	178
Thereafter		58
Total future payments	4,634	4,769
Less amount representing interest	766	822
Total financing obligations	$ 3,868	$ 3,947